LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

Available-for-sale securities

Investments in available-for-sale securities represent investments in the common shares of two entities listed on NASDAQ. The cost and fair value of the available-for-sale securities as of December 31, 2014 were as follows:

	Cost	Unrealized Gain	Fair Value
Amicus Therapeutics, Inc. (“Amicus”)	$1,055	$3,177	$4,232
Juno Therapeutics, Inc. (“Juno”)	1,000	3,782	4,782

Total	$2,055	$6,959	$9,014

The Company acquired the preferred shares of Agios Pharmaceuticals Inc. (“Agios”) for $3.0 million in November 2011 and accounted for them as a cost-method investment as of December 31, 2011 and 2012. The Company reclassified the investment to available-for-sale in July 2013, the effective date of Agios’s listing on the NASDAQ. In 2014, the Company sold all of its Agios shares and realized a gain of $7.2 million which includes $2.3 million of accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale securities.

The Company acquired the preferred shares of Foundation Medicine, Inc. (“FMI”) for $1.0 million in September 2012 and accounted for them as a cost-method investment as of December 31, 2012. The Company reclassified the investment to available-for-sale in September 2013, the effective date of FMI’s listing on the NASDAQ. In 2014, the Company sold all of its FMI shares and realized a gain of $1.5 million which includes $1.6 million of accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale securities.

The Company acquired the preferred shares of Callidus Biopharma, Inc. (“Callidus”) for $1.0 million and $2.0 million in January 2012 and February 2013, respectively, and accounted for them as cost-method investments. In November 2013, Callidus was acquired by Amicus Therapeutics, Inc. (“Amicus”) an NASDAQ listed company. Prior to the acquisition, the Company received $0.2 million in dividends, which were accounted for as a reduction of the investment cost. In connection with the acquisition, the preferred shares of Callidus were exchanged for the common shares of Amicus. The Company recorded the fair value of Amicus’ common shares of $4.0 million as available-for-sale securities and recognized a gain of $1.2 million on the acquisition date. In 2014, the Company sold $1.4 million of its Amicus shares and realized a gain of $7.9 million which includes $0.3 million of accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale securities.

The Company acquired the preferred shares of Juno for $1.0 million in August 2014 and accounted for them as a cost-method investment. The Company reclassified the investment to available-for-sale in December 2014, the effective date of Juno’s listing on NASDAQ.

Equity-method investments

The following table summarizes the Company’s direct ownership interests in equity-method investees:

	As of December 31,
	2013	2014
Adagene	15.8%	21.6%
WuXi MedImmune	50.0%	50.0%
QB3	13.3%	13.3%
PhageLux	20.0%	42.9%
WuXiPRA (See Note 4)	51.0%	51.0%

On November 16, 2011, the Company invested $0.002 million in Adagene Inc. (“Adagene”) to acquire its common stock and also purchased $1.3 million of convertible notes. The Company invested $1.0 million in November 2014 and its ownership stake increased to 21.6%. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of Adagene, as the Company has one of the five board seats of Adagene. The Company recognized its share of the joint venture’s losses of $0 million, $0.9 million and $0.6 million incurred for the years ended December 31, 2012, 2013 and 2014, respectively.

On September 12, 2012, the Company and MedImmune, the global biologics arm of AstraZeneca, formed a joint venture, Soaring China Ltd. (“SCL”), to develop and commercialize MEDI5117, a novel biologic for rheumatoid arthritis for the China market. In 2013 SCL changed its name to WuXi MedImmune Biopharmaceutical Co. Ltd. (“WuXi MedImmune”). The Company invested $5.5 million in WuXi MedImmune in 2012. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of the joint venture. The Company recognized its share of the joint venture’s losses of $0.6 million, $2.7 million and $1.2 million incurred for the years ended December 31, 2012, 2013 and 2014, respectively.

On December 17, 2012, the Company invested $0.5 million in QB3 Incubator Partners, L.P. (“QB3”), a Delaware limited partnership, and obtained 13.3% of the limited partnership’s interest. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of QB3. The Company recognized its share of the joint venture’s gains of $0 million, $0 million and $0.1 million incurred for the years ended December 31, 2012, 2013 and 2014, respectively.

On November 18, 2013, the Company entered an agreement to purchase the Seed Preferred Shares of Phagelux, Inc., (“PhageLux”), an entity registered in the Cayman Islands engaged in providing phage solutions for various bacterial problems. According to the agreements, the Company has agreed to invest up to $3.0 million in tranches up to 200,000 shares of Seed Preferred Shares or 60% of the total outstanding shares, subject to the achievement of certain milestones. The Company considered Phagelux to be a joint venture based on its governance structure and accounted for the investment under the equity method. As of December 31, 2014, the Company has invested $1.5 million. The Company recognized its share of the joint venture’s losses of $0 million and $0.5 million incurred for the years ended December 31, 2013 and 2014, respectively.

The following table summarizes the carrying amount of investments in equity-method investees:

	As of December 31,
	2013	2014
Adagene	$410	$767
WuXi MedImmune	2,117	889
QB3	500	561
PhageLux	500	1,014
WuXiPRA	1,284	—

Total	$4,811	$3,231

Cost-method investments

As of December 31, 2013 and 2014, the Company had invested $4.5 million and $23.9 million in certain technologies and life-sciences companies and industry funds. These investments were accounted for using the cost method, because the Company does not have the ability to exert significant influence over the investees. As of December 31, 2014, there had been no identified events or changes in circumstances that had a significant adverse effect on the investments or other indicators of impairment.

Others

On December 25, 2014, the Company deposited $12.9 million in HSBC with a term of two years at a fixed interest rate of 4.02%. The fair value of long-term bank deposits as of December 31, 2014 totaled $13.0 million. The fair value was estimated using the discounted cash flows method by discounting the estimated future collections using the Company’s incremental borrowing rate for an instrument with similar terms on the measurement date (Level 2 inputs).